Related Party Transactions - Summary of Remuneration of Directors and Other Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Key Management Personnel [Abstract]
Salaries, Director fees and other short-term benefits	$ 6,350	$ 5,711
Post-employment compensation	721	580
Share-based payments	$ 8,315	$ 6,979